COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that, with the exception of the statements of additional information for Columbia Conservative High Yield Fund – Class Y shares, Columbia International Stock Fund – Class Y shares, Columbia Mid Cap Growth Fund – Class Y shares, Columbia Small Cap Growth Fund I – Class Y shares and Columbia Strategic Investor Fund – Class Y shares, the forms of prospectuses and statements of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 97 under the 1933 Act and Amendment No. 98 under the 1940 Act, the text of which was filed electronically on December 29, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of January, 2010.

COLUMBIA FUNDS SERIES TRUST I

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary